TREASURY SHARES	12 Months Ended
Dec. 31, 2025
TREASURY SHARES
TREASURY SHARES

18. TREASURY SHARES

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is recorded entirely in additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares). In the event that treasury share is reissued at an amount different from the cost the Group paid to repurchase the treasury share, the Group will recognize the difference in additional paid-in capital by using the specified identification method.

The Board of Directors approved two share repurchase programs to repurchase the Company’s outstanding ADSs in 2021 and 2022, respectively. The share repurchase programs were subsequently terminated. Under the programs, the Company repurchased a total of 1,446,485 ADSs (1,808,106 ordinary shares) in 2021 and 2022. 1,446,484 ADSs (1,808,105 ordinary shares) purchased were retired during the same periods. During the year ended December 31, 2024, 1 ADS (1 ordinary share) repurchased was retired. As of December 31, 2024 and 2025, there was no ADS held as treasury share.